Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 1,138
2019	721
2020	654
2021	1,171
2022 and thereafter
Total	$ 3,684